Financial Instruments, textual (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	May 31, 2009
Financial Instruments [Abstract]
Derivative, Floor Interest Rate			1.00%
Derivative, Cap Interest Rate			7.80%
Notional Amount of financial instrument			$ 100,000
Fair value of derivative instruments	543	994
Loss from derivative instruments	$ (92)	$ (516)